Derivative Financial Instruments (Gains And Losses For Derivatives Designated As Cash Flow Hedges) (Detail) (Designated as Hedging Instrument [Member], JPY ¥) In Billions, unless otherwise specified	6 Months Ended
	Sep. 30, 2013		Sep. 30, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in Accumulated OCI on derivative instruments, Cash flow hedges (Effective portion)	¥ 1		¥ 3
Gains (Losses) reclassified from Accumulated OCI into income, Cash flow hedges (Effective portion)	1
Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in Accumulated OCI on derivative instruments, Cash flow hedges (Effective portion)	1		3
Gains (Losses) reclassified from Accumulated OCI into income, Cash flow hedges (Effective portion)	¥ 1	[1]		[1]

[1]	Included in Interest income.